CG Core Balanced Fund
CG Core Balanced Fund
Investment Objective
The primary investment objective of the CG Core Balanced Fund (the “Fund”) is to produce growth of capital, with a secondary objective of realization of current income through the receipt of interest or dividends.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CG Core Balanced Fund - USD ($)	Institutional Class	Investor Class
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CG Core Balanced Fund		Institutional Class	Investor Class
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		5.76%	5.76%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		6.53%	6.78%
Less: Fee Waiver/ Expense Reimbursement	[2]	(5.51%)	(5.51%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.02%	1.27%
[1]	Acquired Fund Fees and Expenses are not directly borne by the Fund, and they are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
[2]	Wall Street Management Corporation ("WSMC") has contractually agreed to waive its fees and/or reimburse the Fund for any expenses (excluding taxes, interest, brokerage fees, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 1.25% of the average daily net assets of the Investor Class and 1.00% of the average daily net assets for the Institutional Class. This agreement will continue in effect through February 28, 2027, unless terminated by the Board of Trustees prior to any such renewal. WSMC has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement do not exceed 1.25% of average daily net assets of the Investor Class and 1.00% of the average daily net assets of the Institutional Class in the year of reimbursement.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for ten years).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - CG Core Balanced Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	104	325	563	1,248
Investor Class	129	403	697	1,534

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 155% of the average value of its portfolio.

Principal Investment Strategies
The Fund attempts to achieve its investment objective by investing primarily in equity and fixed income securities of companies of any size.  Realization of current income through the receipt of interest or dividends from investments is a secondary objective, although receipt of income may accompany capital appreciation.  The Fund seeks to achieve its secondary objective of income generation through selection of dividend-paying securities.  There can be no assurance that the Fund’s investment objectives will be achieved.

Equity securities in which the Fund may invest include common stock, convertible securities, and American Depositary Receipts (“ADRs”).  Investments will generally be made in securities of companies that have been in business for at least three years, but without regard to the period of time the securities may have been publicly traded.  Although the Fund may invest in securities of small, medium and large capitalization companies, the Fund intends to maintain a growth-oriented style of investing, subject to the Fund’s investment restrictions and diversification status.

Under normal circumstances, 25% or more of the Fund’s total assets consist of fixed income securities.  The Fund’s investments in fixed income securities consist primarily of investment grade corporate preferred stocks, corporate bonds and U.S. Government agency securities.  Investment grade debt securities are considered to be those rated within the four highest ratings by nationally recognized statistical rating organizations.  The Fund may invest in fixed income securities of any duration.  Duration measures the sensitivity of the price of a fixed income investment to a 1% change in interest rates.  For example, 5 year duration means the investment will decrease in value by 5% if interest rates rise 1%.

Analytical emphasis is focused on financial ratios such as pre-tax margins, return on equity and cash flow and earnings growth which are actually or expected to be superior to those of the average company.  While price earnings (“P/E”) ratios are important valuation criteria, there is no limitation or emphasis on high or low P/E stocks.

In practical application, the Fund attempts to attain its investment objectives by relying on three fundamental practices:

•	Careful selection of securities – based on the performance and position of individual companies and their industries relative to alternate investments.

•	Broad diversification among industries and their companies – fundamental to spreading the risk that is inherent in any single investment while recognizing that such risk cannot be eliminated.

•	Continuous scrutiny of investments – realization of a security’s growth potential depends upon many factors, including timing trends of the market, and the economy.

The Fund continuously monitors investments and assesses whether fundamentals justify continuing to hold particular securities.  However, the Fund may sell its portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.  The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

•
Stocks Risk.  The market value of stocks held by the Fund may increase or decrease more dramatically than other asset classes over a shorter period of time.  These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

•	Smaller Companies Risk. The risk that the securities of smaller companies may be more volatile and less liquid than the securities of large-cap companies.

•	Management Risk. The Fund is subject to the risk that the judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

•
Medium and Large Companies Risk.  Compared to smaller companies, medium and large-cap companies may be less responsive to changes and opportunities.  At times, the stocks of larger companies may lag other types of stocks in performance.  Compared to larger companies, medium companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

•
ADR Risk.  ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

•
Preferred Stock Risk.  Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time.  The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

•
Fixed Income Securities Risk.  The value of your investment in the Fund may change in response to changes in interest rates.  The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates.  The value of your investment in the Fund may change in response to the credit ratings of the Fund’s portfolio of debt securities.  The degree of risk for a particular security may be reflected in its credit rating.  The Fund cannot collect interest and principal payments on a debt security if the issuer defaults.  Prepayment and extension risks are present when interest rates decline and issuers of debt securities experience acceleration in prepayments.  The acceleration can shorten the maturity of the debt security and force the Fund to invest in securities with lower interest rates, reducing the Fund’s return.

•
U.S. Government Securities Risk.  Although the Fund’s U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.  Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.  While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law.

Performance Information
The bar chart and the table below show two aspects of the Fund, variability and performance and provide some indication of the risks of investing in the Fund.  The bar chart shows  changes in the Fund’s performance from year to year for Institutional Class shares (the only Class currently available for sale).  The table shows the Fund’s average annual total returns for certain time periods compared to the returns of the Barclays Intermediate Government/Credit Index, a broad measure of market performance and a secondary index and composite index provided to offer a broader market perspective that reflects market sectors in which the Fund invests.  The performance for the Investor Class shares would differ only to the extent that the Investor Class shares have different expenses than the Institutional Class shares.  To obtain updated performance information, visit the Fund’s website at cgfundstrust.com or call 1-855-460-2838.  The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

Total return (Institutional Class) for the year ended December 31

Best Quarter:	Q3, 2016	5.19%
Worst Quarter:	Q3, 2015	-8.83%

Average annual total returns (Institutional Class) as of December 31, 2016
Average Annual Returns - CG Core Balanced Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Return Before Taxes	3.15%	2.13%	Dec. 31, 2013
After Taxes on Distributions | Institutional Class	Return After taxes on distributions	2.98%	1.99%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Return After taxes on distributions and sale of fund shares	1.92%	1.63%
Bloomberg Barclays Capital Intermediate Government Credit Index (reflects no deductions for fees, expenses or taxes)	Bloomberg Barclays Capital Intermediate Government Credit Index (reflects no deductions for fees, expenses or taxes)	2.08%	2.09%	Dec. 31, 2013
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	12.05%	8.59%	Dec. 31, 2013
60% Russell 1000® & 40% Bloomberg Barclays Capital Intermediate Government Credit Index (reflects no deductions for fees, expenses or taxes)	60% Russell 1000® & 40% Bloomberg Barclays Capital Intermediate Government Credit Index (reflects no deductions for fees, expenses or taxes)	8.13%	6.11%	Dec. 31, 2013

After tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and are not relevant if Fund shares are held in tax-deferred arrangements, such as IRAs.